Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) to our named executive officers (“NEOs”) and the Company’s financial performance. The Company does not use CAP as a basis for making compensation decisions, nor does it use the performance measures defined by the SEC for the Pay Versus Performance table to measure performance for incentive plan purposes. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation Matters – Compensation Discussion and Analysis.”
Pay Versus Performance Table

	Summary Compensation Table Total for CEO & Former CEO (1)		Compensation Actually Paid (“CAP”) to CEO & Former CEO (2)				Value of Initial Fixed $100 Investment Based On:
Year	CEO	Former CEO	CEO	Former CEO	Average summary compensation table total for non-CEO named executive officers (3)	Average compensation actually paid to non-CEO named executive officers (2)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (in millions)	Adjusted EBITDA (in millions) (5)
(a)	(b) (1)	(b) (2)	(c) (1)	(c) (2)	(d)	(e)	(f)	(g)	(h)	(i)

2024	$2,126,755		$3,420,597		$ 888,183	$1,540,478	$ 37	$151	$(256.9)	$(66.4)

2023	$6,535,630		$2,603,992		$1,706,156	$492,584	$ 62	$213	$(362.7)	$(26.3)

2022	$5,687,163		$(7,091,673)		$1,636,419	$(1,319,015)	$ 86	$160	$(121.7)	$ (5.8)

2021	$8,574,250		$15,609,540		$3,081,939	$5,899,487	$162	$227	$ 322.1	$ 56.1

2020	$5,917,360	$849,757	$8,175,388	$(5,271,672)	$1,248,601	$616,092	$121	$240	$(149.6)	$ 27.8

(1)
Dr. Jeffrey Graves, who
joined
the Company in May 2020, was the Company’s principal executive officer (“CEO”) for 2020, 2021, 2022, 2023 and 2024. Mr. Vyomesh Joshi, who retired in May 2020, was the Company’s former principal executive officer (“Former CEO”) for 2020.

(2)
The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Jeffrey Creech, Phyllis Nordstrom, Reji Puthenveetil, and Joseph Zuiker; (ii) for 2023, Michael Turner, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jeffrey Creech, and Phyllis Nordstrom; (iii) for 2022, Michael Turner, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jagtar Narula, and Wayne Pensky; (iv) for 2021, Andrew Johnson, Menno Ellis, Reji Puthenveetil, and Jagtar Narula; and (v) for 2020, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jagtar Narula, Wayne Pensky, Todd Booth, Philip Schultz, and Herbert Koeck.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported herein. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEO without restriction during the applicable year but rather are a valuation calculated under applicable SEC rules.

For purposes of the CAP calculation, there was no actuarial change in pension value or pension related adjustments to report. In addition, for purposes of the equity award adjustments shown below, there are no dividends or interest accrued to report.

(4)
TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of the S&P SmallCap 600 Information Technology Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K.

(5)
Adjusted EBITDA is the financial measure from the tabular list of 2024 Most Important Measures shown that, in the Company’s assessment, represents for 2024 the most important performance measure used to link compensation actually paid to our CEO and other NEOs to the Company’s performance. The Company selected this measure as the most important because adjusted EBITDA accounted for 50% of target annual bonus award opportunities for our NEOs in 2024. Adjusted EBITDA is defined on page 36 and is a non-GAAP
financial measure.

					Add Equity Award Adjustments

Year	Executives	Summary Compensation Table (SCT) Total for Covered Year	Subtract Grant Date Fair Value of Awards as Reported in SCT for Covered Year	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End	Add, for Awards Granted and Vested in the Covered Year, Fair Value as of Vesting Date	Change in Value as of Vesting Date (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Subtract Prior Year-End Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year

2024	CEO	$2,126,755	($1,252,062)	$1,581,813	($843,813)	$—	($696,219)	$—

	Other NEOs	$888,183	($417,352)	$2,117,339	($529,335)	$—	($590,763)	$—

2023	CEO	$6,535,630	($5,268,229)	$2,094,393	($1,114,020)	$—	$356,218	$—

	Other NEOs	$1,706,156	($1,300,976)	$532,787	($273,623)	$—	($65,805)	($105,956)

2022	CEO	$5,687,163	($4,765,861)	$1,882,109	($7,695,443)	$—	($2,199,640)	$—

	Other NEOs	$1,636,419	($1,269,985)	$456,106	($1,221,213)	$14,940	($116,787)	($818,495)

2021	CEO	$8,574,250	($6,378,719)	$5,693,472	$5,445,859	$—	$2,274,678	$—

	Other NEOs	$3,081,939	($2,302,472)	$2,022,950	$1,973,281	$—	$1,224,538	($100,749)

2020	CEO	$5,917,360	($4,928,697)	$6,616,383	$—	$570,343	$—	$—

	Former CEO	$849,757	$—	$—	$94,849	$—	($6,858)	($6,209,420)

	Other NEOs	$1,248,601	($844,436)	$772,676	$60,044	$28,603	($7,240)	($642,155)

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Jeffrey Creech, Phyllis Nordstrom, Reji Puthenveetil, and Joseph Zuiker; (ii) for 2023, Michael Turner, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jeffrey Creech, and Phyllis Nordstrom; (iii) for 2022, Michael Turner, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jagtar Narula, and Wayne Pensky; (iv) for 2021, Andrew Johnson, Menno Ellis, Reji Puthenveetil, and Jagtar Narula; and (v) for 2020, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jagtar Narula, Wayne Pensky, Todd Booth, Philip Schultz, and Herbert Koeck.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of the S&P SmallCap 600 Information Technology Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported herein. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEO without restriction during the applicable year but rather are a valuation calculated under applicable SEC rules.

For purposes of the CAP calculation, there was no actuarial change in pension value or pension related adjustments to report. In addition, for purposes of the equity award adjustments shown below, there are no dividends or interest accrued to report.

					Add Equity Award Adjustments

Year	Executives	Summary Compensation Table (SCT) Total for Covered Year	Subtract Grant Date Fair Value of Awards as Reported in SCT for Covered Year	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End	Add, for Awards Granted and Vested in the Covered Year, Fair Value as of Vesting Date	Change in Value as of Vesting Date (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Subtract Prior Year-End Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year

2024	CEO	$2,126,755	($1,252,062)	$1,581,813	($843,813)	$—	($696,219)	$—

	Other NEOs	$888,183	($417,352)	$2,117,339	($529,335)	$—	($590,763)	$—

2023	CEO	$6,535,630	($5,268,229)	$2,094,393	($1,114,020)	$—	$356,218	$—

	Other NEOs	$1,706,156	($1,300,976)	$532,787	($273,623)	$—	($65,805)	($105,956)

2022	CEO	$5,687,163	($4,765,861)	$1,882,109	($7,695,443)	$—	($2,199,640)	$—

	Other NEOs	$1,636,419	($1,269,985)	$456,106	($1,221,213)	$14,940	($116,787)	($818,495)

2021	CEO	$8,574,250	($6,378,719)	$5,693,472	$5,445,859	$—	$2,274,678	$—

	Other NEOs	$3,081,939	($2,302,472)	$2,022,950	$1,973,281	$—	$1,224,538	($100,749)

2020	CEO	$5,917,360	($4,928,697)	$6,616,383	$—	$570,343	$—	$—

	Former CEO	$849,757	$—	$—	$94,849	$—	($6,858)	($6,209,420)

	Other NEOs	$1,248,601	($844,436)	$772,676	$60,044	$28,603	($7,240)	($642,155)

Non-PEO NEO Average Total Compensation Amount			$ 888,183	$ 1,706,156	$ 1,636,419	$ 3,081,939	$ 1,248,601
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,540,478	492,584	(1,319,015)	5,899,487	616,092
Adjustment to Non-PEO NEO Compensation Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported herein. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEO without restriction during the applicable year but rather are a valuation calculated under applicable SEC rules.

For purposes of the CAP calculation, there was no actuarial change in pension value or pension related adjustments to report. In addition, for purposes of the equity award adjustments shown below, there are no dividends or interest accrued to report.

					Add Equity Award Adjustments

Year	Executives	Summary Compensation Table (SCT) Total for Covered Year	Subtract Grant Date Fair Value of Awards as Reported in SCT for Covered Year	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End	Add, for Awards Granted and Vested in the Covered Year, Fair Value as of Vesting Date	Change in Value as of Vesting Date (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Subtract Prior Year-End Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year

2024	CEO	$2,126,755	($1,252,062)	$1,581,813	($843,813)	$—	($696,219)	$—

	Other NEOs	$888,183	($417,352)	$2,117,339	($529,335)	$—	($590,763)	$—

2023	CEO	$6,535,630	($5,268,229)	$2,094,393	($1,114,020)	$—	$356,218	$—

	Other NEOs	$1,706,156	($1,300,976)	$532,787	($273,623)	$—	($65,805)	($105,956)

2022	CEO	$5,687,163	($4,765,861)	$1,882,109	($7,695,443)	$—	($2,199,640)	$—

	Other NEOs	$1,636,419	($1,269,985)	$456,106	($1,221,213)	$14,940	($116,787)	($818,495)

2021	CEO	$8,574,250	($6,378,719)	$5,693,472	$5,445,859	$—	$2,274,678	$—

	Other NEOs	$3,081,939	($2,302,472)	$2,022,950	$1,973,281	$—	$1,224,538	($100,749)

2020	CEO	$5,917,360	($4,928,697)	$6,616,383	$—	$570,343	$—	$—

	Former CEO	$849,757	$—	$—	$94,849	$—	($6,858)	($6,209,420)

	Other NEOs	$1,248,601	($844,436)	$772,676	$60,044	$28,603	($7,240)	($642,155)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures

As described in greater detail in “Executive Compensation Matters – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our annual and long-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:

•	Revenue

•	Adjusted EBITDA

•	Relative TSR (the Company’s TSR as compared to the 3DPRNT Index)

Total Shareholder Return Amount			$ 37	62	86	162	121
Peer Group Total Shareholder Return Amount			151	213	160	227	240
Net Income (Loss)			$ (256,900,000)	$ (362,700,000)	$ (121,700,000)	$ 322,100,000	$ (149,600,000)
Company Selected Measure Amount			(66,400,000)	(26,300,000)	(5,800,000)	56,100,000	27,800,000
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description	The Company selected this measure as the most important because adjusted EBITDA accounted for 50% of target annual bonus award opportunities for our NEOs in 2024. Adjusted EBITDA is defined on page 36 and is a non-GAAP
			financial measure.
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR (the Company’s TSR as compared to the 3DPRNT Index)
Dr. Jeffrey Graves [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,126,755	$ 6,535,630	$ 5,687,163	$ 8,574,250	$ 5,917,360
PEO Actually Paid Compensation Amount			$ 3,420,597	$ 2,603,992	$ (7,091,673)	$ 15,609,540	8,175,388
PEO Name		Dr. Jeffrey Graves	Dr. Jeffrey Graves	Dr. Jeffrey Graves	Dr. Jeffrey Graves	Dr. Jeffrey Graves
Mr. Vyomesh Joshi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							849,757
PEO Actually Paid Compensation Amount							(5,271,672)
PEO Name	Mr. Vyomesh Joshi
PEO | Dr. Jeffrey Graves [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,252,062)	$ (5,268,229)	$ (4,765,861)	$ (6,378,719)	(4,928,697)
PEO | Dr. Jeffrey Graves [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,581,813	2,094,393	1,882,109	5,693,472	6,616,383
PEO | Dr. Jeffrey Graves [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(843,813)	(1,114,020)	(7,695,443)	5,445,859	0
PEO | Dr. Jeffrey Graves [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	570,343
PEO | Dr. Jeffrey Graves [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(696,219)	356,218	(2,199,640)	2,274,678	0
PEO | Dr. Jeffrey Graves [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Vyomesh Joshi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. Vyomesh Joshi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. Vyomesh Joshi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							94,849
PEO | Mr. Vyomesh Joshi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. Vyomesh Joshi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(6,858)
PEO | Mr. Vyomesh Joshi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(6,209,420)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(417,352)	(1,300,976)	(1,269,985)	(2,302,472)	(844,436)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,117,339	532,787	456,106	2,022,950	772,676
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(529,335)	(273,623)	(1,221,213)	1,973,281	60,044
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	14,940	0	28,603
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(590,763)	(65,805)	(116,787)	1,224,538	(7,240)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (105,956)	$ (818,495)	$ (100,749)	$ (642,155)